UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC 20549

                                         FORM 24F-2
                              Annual Notice of Securities Sold
                                   Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form.  Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier International Funds, Inc.
        200 Park Avenue
        New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]


3.    Investment Company Act File Number:  811-6490

      Securities Act File Number:  33-44254

4(a). Last day of fiscal year for which this notice is filed:

            October 31, 2003

4(b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

DREYFUS PREMIER EUROPEAN EQUITY FUND - CLASS A
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the    $ 2,033,748
              fiscal year pursuant to section 24(f):                ------------

         (ii) Aggregate price of securities redeemed or           $ 2,800,932
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $   -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$ 2,800,932
              5(ii) and 5(iii):                                     ------------

          (v) Net Sales - if Item 5(I) is greater than Item          $
              5(iv) [subtract Item 5(iv) from Item 5(i)]:            -----------

         (vi) Redemption credits available for use in future      $( 767,184)
              years -- if Item 5(i) is less than Item 5(iv)       --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      x   .0000809
              Instruction C.9):                                     ------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$  0.00
              5(vii) (enter "0" if no fee is due):                ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                      +$    N/A
                                                                      ----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                       =$ 0.00
                                                                       =========
DREYFUS PREMIER EUROPEAN EQUITY FUND - CLASS B
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the       $ 417,054
              fiscal year pursuant to section 24(f):                   ---------

         (ii) Aggregate price of securities redeemed or           $   441,764
              repurchased during the fiscal year:                  -------------

        (iii) Aggregate price of securities redeemed or           $   -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$   441,764
              5(ii) and 5(iii):                                     ------------

          (v) Net Sales - if Item 5(I) is greater than Item          $
              5(iv) [subtract Item 5(iv) from Item 5(i)]:            -----------

         (vi) Redemption credits available for use in future      $( 24,710)
              years -- if Item 5(i) is less than Item 5(iv)        -------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      x   .0000809
              Instruction C.9):                                     ------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$  -0-
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                      +$    N/A
                                                                      ----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                      =$   -0-
                                                                      ==========

DREYFUS PREMIER EUROPEAN EQUITY FUND - CLASS C
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the     $ 6,247,370
              fiscal year pursuant to section 24(f):                 -----------

         (ii) Aggregate price of securities redeemed or           $   6,234,080
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $   -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$ 6,234,080
              5(ii) and 5(iii):                                     ------------

          (v) Net Sales - if Item 5(I) is greater than Item           $  13,290
              5(iv) [subtract Item 5(iv) from Item 5(i)]:             ----------

         (vi) Redemption credits available for use in future      $
              years -- if Item 5(i) is less than Item 5(iv)        -------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      x   .0000809
              Instruction C.9):                                     ------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$  1.08
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                    +$    N/A
                                                                    ------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                       =$  1.08
                                                                       =========

DREYFUS PREMIER EUROPEAN EQUITY FUND - CLASS R
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the       $ 589,000
              fiscal year pursuant to section 24(f):                   ---------

         (ii) Aggregate price of securities redeemed or           $ 609,250
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $   -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items          -$  609,250
              5(ii) and 5(iii):                                      -----------

          (v) Net Sales - if Item 5(I) is greater than Item          $
              5(iv) [subtract Item 5(iv) from Item 5(i)]:            -----------

         (vi) Redemption credits available for use in future      $(20,250)
              years -- if Item 5(i) is less than Item 5(iv)       --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      x   .0000809
              Instruction C.9):                                     ------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$  0.00
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                    +$    N/A
                                                                    ------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$ 0.00
                                                                     ===========

DREYFUS PREMIER EUROPEAN EQUITY FUND - CLASS T
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the    $  1,099,879
              fiscal year pursuant to section 24(f):                ------------

         (ii) Aggregate price of securities redeemed or           $ 1,095,073
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $   -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$1,095,073
              5(ii) and 5(iii):                                     ------------

          (v) Net Sales - if Item 5(I) is greater than Item            $  4,806
              5(iv) [subtract Item 5(iv) from Item 5(i)]:              ---------

         (vi) Redemption credits available for use in future      $(   0  )
              years -- if Item 5(i) is less than Item 5(iv)        -------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      x   .0000809
              Instruction C.9):                                     ------------



       (viii) Registration fee due (multiply Item 5(v) by Item    =$  0.39
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                    +$    N/A
                                                                    ------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$ 0.39
                                                                   =============


DREYFUS PREMIER GREATER CHINA FUND - CLASS A
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the     $41,457,133
              fiscal year pursuant to section 24(f):                 -----------

         (ii) Aggregate price of securities redeemed or           $ 19,514,791
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $   -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        -$ 19,514,791
              5(ii) and 5(iii):                                    -------------

          (v) Net Sales - if Item 5(I) is greater than Item         $ 21,942,342
              5(iv) [subtract Item 5(iv) from Item 5(i)]:           ------------

         (vi) Redemption credits available for use in future      $( -0- )
              years -- if Item 5(i) is less than Item 5(iv)       --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      x   .0000809
              Instruction C.9):                                     ------------

       (viii) Registration fee due (multiply Item 5(v) by Item      =$ 1,775.14
              5(vii) (enter "0" if no fee is due):                  ============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                    +$    N/A
                                                                    ------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$ 1,775.14
                                                                     ===========




DREYFUS PREMIER GREATER CHINA FUND - CLASS B
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the     $ 7,001,787
              fiscal year pursuant to section 24(f):                 -----------

         (ii) Aggregate price of securities redeemed or           $ 3,407,173
              repurchased during the fiscal year:                  -------------

        (iii) Aggregate price of securities redeemed or           $   -0-
              repurchased during any PRIOR fiscal year ending no   -------------
              earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        -$ 3,407,173
              5(ii) and 5(iii):                                    -------------

          (v) Net Sales - if Item 5(I) is greater than Item          $ 3,594,614
              5(iv) [subtract Item 5(iv) from Item 5(i)]:            -----------

         (vi) Redemption credits available for use in future      $(  -0- )
              years -- if Item 5(i) is less than Item 5(iv)        -------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      X   .0000809
              Instruction C.9):                                     ------------

       (viii) Registration fee due (multiply Item 5(v) by Item        =$ 290.80
              5(vii) (enter "0" if no fee is due):                    ==========


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                      +$    N/A
                                                                      ----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                      =$ 290.80
                                                                   =============

DREYFUS PREMIER GREATER CHINA FUND - CLASS C
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the    $ 17,498,065
              fiscal year pursuant to section 24(f):                    --------

         (ii) Aggregate price of securities redeemed or           $  6,422,648
              repurchased during the fiscal year:                 --------------


        (iii) Aggregate price of securities redeemed or           $   -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$ 6,422,648
              5(ii) and 5(iii):                                     ------------

          (v) Net Sales - if Item 5(I) is greater than Item         $ 11,075,417
              5(iv) [subtract Item 5(iv) from Item 5(i)]:           ------------

         (vi) Redemption credits available for use in future      $(  -0- )
              years -- if Item 5(i) is less than Item 5(iv)       --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      X   .0000809
              Instruction C.9):                                     ------------

       (viii) Registration fee due (multiply Item 5(v) by Item       =$  896.00
              5(vii) (enter "0" if no fee is due):                   ===========


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                     +$    N/A
                                                                     ----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                      =$ 896.00
                                                                   =============

DREYFUS PREMIER GREATER CHINA FUND - CLASS R
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the     $ 2,571,850
              fiscal year pursuant to section 24(f):                 -----------

         (ii) Aggregate price of securities redeemed or           $ 1,508,691
              repurchased during the fiscal year:                  -------------

        (iii) Aggregate price of securities redeemed or           $    -0-
              repurchased during any PRIOR fiscal year ending no   -------------
              earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$ 1,508,691
              5(ii) and 5(iii):                                     ------------


          (v) Net Sales - if Item 5(I) is greater than Item       $  1,063,159
              5(iv) [subtract Item 5(iv) from Item 5(i)]:          -------------

         (vi) Redemption credits available for use in future      $(  -0- )
              years -- if Item 5(i) is less than Item 5(iv)        -------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      X   .0000809
              Instruction C.9):                                     ------------

       (viii) Registration fee due (multiply Item 5(v) by Item        =$ 86.01
              5(vii) (enter "0" if no fee is due):                    ==========


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                      +$    N/A
                                                                      ----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                       =$ 86.01
                                                                       =========

DREYFUS PREMIER GREATER CHINA FUND - CLASS T
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the      $  491,170
              fiscal year pursuant to section 24(f):                  ----------

         (ii) Aggregate price of securities redeemed or           $    289,175
              repurchased during the fiscal year:                  -------------

        (iii) Aggregate price of securities redeemed or           $   -0-
              repurchased during any PRIOR fiscal year ending no   -------------
              earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items           -$ 289,175
              5(ii) and 5(iii):                                       ----------

          (v) Net Sales - if Item 5(I) is greater than Item            $ 201,995
              5(iv) [subtract Item 5(iv) from Item 5(i)]:              ---------

         (vi) Redemption credits available for use in future      $( -0-  )
              years -- if Item 5(i) is less than Item 5(iv)        -------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      X   .0000809
              Instruction C.9):                                     ------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ 16.34
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                      +$    N/A
                                                                      ---------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                        =$ 16.34
                                                                        ========

DREYFUS PREMIER INTERNATIONAL GROWTH FUND - CLASS A
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the   $ 121,891,103
              fiscal year pursuant to section 24(f):               -------------

         (ii) Aggregate price of securities redeemed or           $ 125,751,909
              repurchased during the fiscal year:                  -------------

        (iii) Aggregate price of securities redeemed or           -$  42,836,210
              repurchased during any PRIOR fiscal year ending no   -------------
              earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       -$ 168,588,119
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item          $
              5(iv) [subtract Item 5(iv) from Item 5(i)]:            -----------

         (vi) Redemption credits available for use in future      $(46,697,016)
              years -- if Item 5(i) is less than Item 5(iv)        -------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      x   .0000809
              Instruction C.9):                                     ------------

       (viii) Registration fee due (multiply Item 5(v) by Item        =$   0.00
              5(vii) (enter "0" if no fee is due):                    ==========


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                      +$    N/A
                                                                      ----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                      =$    0.00
                                                                      ==========

DREYFUS PREMIER INTERNATIONAL GROWTH FUND - CLASS B
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the     $ 3,052,928
              fiscal year pursuant to section 24(f):                 -----------

         (ii) Aggregate price of securities redeemed or           $ 3,219,733
              repurchased during the fiscal year:                  -------------

        (iii) Aggregate price of securities redeemed or           $ 48,981,429
              repurchased during any PRIOR fiscal year ending no   -------------
              earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        -$ 52,201,162
              5(ii) and 5(iii):                                    -------------

          (v) Net Sales - if Item 5(I) is greater than Item              $
              5(iv) [subtract Item 5(iv) from Item 5(i)]:                -------

         (vi) Redemption credits available for use in future      $(49,148,234)
              years -- if Item 5(i) is less than Item 5(iv)        -------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      x   .0000809
              Instruction C.9):                                     ------------

       (viii) Registration fee due (multiply Item 5(v) by Item          =$ 0.00
              5(vii) (enter "0" if no fee is due):                      ========


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                      +$    N/A
                                                                      ----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$    0.00
                                                                     ===========

DREYFUS PREMIER INTERNATIONAL GROWTH FUND - CLASS C
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the     $ 2,602,278
              fiscal year pursuant to section 24(f):                 -----------

         (ii) Aggregate price of securities redeemed or           $ 2,654,915
              repurchased during the fiscal year:                  -------------

        (iii) Aggregate price of securities redeemed or           $   204,489
              repurchased during any PRIOR fiscal year ending no   -------------
              earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$ 2,859,404
              5(ii) and 5(iii):                                     ------------

          (v) Net Sales - if Item 5(I) is greater than Item              $
              5(iv) [subtract Item 5(iv) from Item 5(i)]:                -------

         (vi) Redemption credits available for use in future      $(257,126)
              years -- if Item 5(i) is less than Item 5(iv)        -------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      x   .0000809
              Instruction C.9):                                     ------------

       (viii) Registration fee due (multiply Item 5(v) by Item          =$ -0-
              5(vii) (enter "0" if no fee is due):                      ========


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                      +$    N/A
                                                                      ----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                       =$ -0-
                                                                       =========

DREYFUS PREMIER INTERNATIONAL GROWTH FUND - CLASS R
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the     $ 1,048,279
              fiscal year pursuant to section 24(f):                 -----------

         (ii) Aggregate price of securities redeemed or           $ 1,077,452
              repurchased during the fiscal year:                  -------------

        (iii) Aggregate price of securities redeemed or           -$732,335
              repurchased during any PRIOR fiscal year ending no   -------------
              earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$ 1,809,787
              5(ii) and 5(iii):                                     ------------

          (v) Net Sales - if Item 5(I) is greater than Item            $
              5(iv) [subtract Item 5(iv) from Item 5(i)]:              ---------

         (vi) Redemption credits available for use in future      $(761,508)
              years -- if Item 5(i) is less than Item 5(iv)        -------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      x   .0000809
              Instruction C.9):                                     ------------

       (viii) Registration fee due (multiply Item 5(v) by Item       =$ -0-
              5(vii) (enter "0" if no fee is due):                   ==========


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                     +$    N/A
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                       =$ -0-
                                                                     ===========

DREYFUS PREMIER INTERNATIONAL GROWTH FUND - CLASS T
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the   $  975
              fiscal year pursuant to section 24(f):              --------------

         (ii) Aggregate price of securities redeemed or           $  1,449
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           -$5,404
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items             -$6,853
              5(ii) and 5(iii):                                         --------

          (v) Net Sales - if Item 5(I) is greater than Item              $
              5(iv) [subtract Item 5(iv) from Item 5(i)]:                -------

         (vi) Redemption credits available for use in future      $(5,878)
              years -- if Item 5(i) is less than Item 5(iv)        -------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      x   .0000809
              Instruction C.9):                                     ------------

       (viii) Registration fee due (multiply Item 5(v) by Item          =$  -0-
              5(vii) (enter "0" if no fee is due):                      ========


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                     +$    N/A
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                       =$ -0-
                                                                    ============

DREYFUS PREMIER JAPAN FUND - CLASS A
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the     $ 4,658,440
              fiscal year pursuant to section 24(f):                 -----------

         (ii) Aggregate price of securities redeemed or           $ 3,633,291
              repurchased during the fiscal year:                  ------------

        (iii) Aggregate price of securities redeemed or           -$689,508
              repurchased during any PRIOR fiscal year ending no   -------------
              earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items          -$4,322,799
              5(ii) and 5(iii):                                      -----------

          (v) Net Sales - if Item 5(I) is greater than Item            $ 335,641
              5(iv) [subtract Item 5(iv) from Item 5(i)]:              ---------

         (vi) Redemption credits available for use in future      $( - 0 - )
              years -- if Item 5(i) is less than Item 5(iv)        -------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      X   .0000809
              Instruction C.9):                                     ------------

       (viii) Registration fee due (multiply Item 5(v) by Item         =$ 27.15
              5(vii) (enter "0" if no fee is due):                     =========


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                      +$    N/A
                                                                      ----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                        =$ 27.15
                                                                        ========
DREYFUS PREMIER JAPAN FUND - CLASS B
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the      $ 974,800
              fiscal year pursuant to section 24(f):                  ----------

         (ii) Aggregate price of securities redeemed or           $ 379,339
              repurchased during the fiscal year:                  ------------

        (iii) Aggregate price of securities redeemed or           $     -0-
              repurchased during any PRIOR fiscal year ending no   -------------
              earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$   379,339
              5(ii) and 5(iii):                                     ------------

          (v) Net Sales - if Item 5(I) is greater than Item            $ 595,461
              5(iv) [subtract Item 5(iv) from Item 5(i)]:              ---------

         (vi) Redemption credits available for use in future      $( -0- )
              years -- if Item 5(i) is less than Item 5(iv)        -------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      X   .0000809
              Instruction C.9):                                     ------------

       (viii) Registration fee due (multiply Item 5(v) by Item          =$ 48.17
              5(vii) (enter "0" if no fee is due):                      ========


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                      +$    N/A
                                                                      ----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                      =$ 48.17
                                                                      ==========

DREYFUS PREMIER JAPAN FUND - CLASS C
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the     $ 3,924,741
              fiscal year pursuant to section 24(f):                 -----------

         (ii) Aggregate price of securities redeemed or           $  2,690,403
              repurchased during the fiscal year:                  -------------

        (iii) Aggregate price of securities redeemed or           $     -0-
              repurchased during any PRIOR fiscal year ending no   -------------
              earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        -$  2,690,403
              5(ii) and 5(iii):                                    -------------

          (v) Net Sales - if Item 5(I) is greater than Item          $ 1,234,338
              5(iv) [subtract Item 5(iv) from Item 5(i)]:            -----------

         (vi) Redemption credits available for use in future      $( -0- )
              years -- if Item 5(i) is less than Item 5(iv)        -------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      x   .0000809
              Instruction C.9):                                     ------------

       (viii) Registration fee due (multiply Item 5(v) by Item         =$ 99.86
              5(vii) (enter "0" if no fee is due):                     =========


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                      +$    N/A
                                                                      ----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                       =$ 99.86
                                                                       =========
DREYFUS PREMIER JAPAN FUND - CLASS R
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the      $ 437,788
              fiscal year pursuant to section 24(f):                  ----------

         (ii) Aggregate price of securities redeemed or           $ 394,118
              repurchased during the fiscal year:                  -------------

        (iii) Aggregate price of securities redeemed or           $     -0-
              repurchased during any PRIOR fiscal year ending no   -------------
              earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$  394,118
              5(ii) and 5(iii):                                     -----------

          (v) Net Sales - if Item 5(I) is greater than Item            $ 43,670
              5(iv) [subtract Item 5(iv) from Item 5(i)]:              ---------

         (vi) Redemption credits available for use in future      $( -0- )
              years -- if Item 5(i) is less than Item 5(iv)        -------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     x   .0000809
              Instruction C.9):                                    -------------

       (viii) Registration fee due (multiply Item 5(v) by Item          =$ 3.53
              5(vii) (enter "0" if no fee is due):                      ========


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                      +$    N/A
                                                                      ----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                       =$   3.53
                                                                       =========
DREYFUS PREMIER JAPAN FUND - CLASS T
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the     $ 3,483,861
              fiscal year pursuant to section 24(f):                 -----------

         (ii) Aggregate price of securities redeemed or           $   1,715,499
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $   -0-
              repurchased during any PRIOR fiscal year ending no   -------------
              earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items          -$1,715,499
              5(ii) and 5(iii):                                      -----------

          (v) Net Sales - if Item 5(I) is greater than Item          $ 1,768,362
              5(iv) [subtract Item 5(iv) from Item 5(i)]:            -----------

         (vi) Redemption credits available for use in future      $( -0- )
              years -- if Item 5(i) is less than Item 5(iv)        -------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      x   .0000809
              Instruction C.9):                                     ------------

       (viii) Registration fee due (multiply Item 5(v) by Item         =$ 143.06
              5(vii) (enter "0" if no fee is due):                     =========


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                      +$    N/A
                                                                      ----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                       =$ 143.06
                                                                       =========



TOTAL FOR ALL FUNDS:                                                  $ 3,387.53
                                                                      ==========


9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


            Method of Delivery:


                        [  X  ]  Wire Transfer
                        [     ]  Mail or other means



                                         SIGNATURES


      This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



      By (Signature and Title)*
                                    /S/MICHAEL A. ROSENBERG
                                    Michael A. Rosenberg, Secretary


      Date: January 23, 2004


* Please print the name and title of the signing officer below the signature.